SCHEDULE OF CONVERTIBLE NOTES PAYABLE SENIOR SECURED (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Notes 2022 [Member]
Short-Term Debt [Line Items]
Long term debt, gross	$ 4,211,720	$ 4,230,000	$ 4,230,000
Unamortized debt discount		(710,897)	(2,567,508)
Net Balance	$ 4,211,720	3,519,103	1,662,492
Current Balance		(3,519,103)
Non-Current Balance			1,662,492
Unsecured Convertible Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Long term debt, gross		$ 96,000	$ 96,000